Stock-based Compensation (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value, per share	$ 0.71		$ 50.40
Options granted	32,400		887	207
Fair value of stock option	$ 161,948		$ 321,592
Share based compensation expense	$ 81,460	$ 204,126	$ 266,633	$ 207,035
Weighted average life (Years), Outstanding	8 years 7 months 13 days		5 years 7 months 6 days	5 years 5 months 4 days	4 years 7 months 24 days
2015 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance	629,489		4,489
Percentage of stock issued and outstanding	5.00%		5.00%
Number of shares	625,000
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation cost	$ 135,445		$ 54,959
Weighted average life (Years), Outstanding			4 months 13 days
Weighted average period (in years)	4 months 17 days